Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property and Equipment, Net
Property and equipment, gross	$ 42,385	$ 20,079
Less: accumulated depreciation and amortization	(11,054)	(5,376)
Property and equipment, net	31,331	14,703
Depreciation and amortization	5,935	2,090	$ 1,316
Software
Property and Equipment, Net
Property and equipment, gross	14,746	3,831
Leasehold improvements
Property and Equipment, Net
Property and equipment, gross	13,793	4,212
Machinery and equipment
Property and Equipment, Net
Property and equipment, gross	9,663	6,861
Furniture and fixtures
Property and Equipment, Net
Property and equipment, gross	2,121	42
Construction in progress
Property and Equipment, Net
Property and equipment, gross	1,937	5,086
Other
Property and Equipment, Net
Property and equipment, gross	$ 125	$ 47